LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of loans principal, interest and financing service fee receivables
		December 31,
	Note	2017	2018
		RMB	RMB

Loans principal, interest and financing service fee receivables		16,701,504,043	15,861,324,470

Less: allowance for credit losses	(a)
- Individually assessed		(98,736,342)	(157,157,377)
- Collectively assessed		(341,599,744)	(705,881,227)

Subtotal		(440,336,086)	(863,038,604)

Net loans principal, interest and financing service fee receivables		16,261,167,957	14,998,285,866

Schedule of allowance for credit losses
	2018
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	341,599,744	98,736,342	440,336,086
Provision for credit losses	364,289,770	69,464,131	433,753,901
Charge-offs	(8,287)	(11,043,096)	(11,051,383)
Recoveries	-	-	-

As of December 31	705,881,227	157,157,377	863,038,604

Net loans principal, interest and financing service fee receivables	14,760,930,158	237,355,708	14,998,285,866

Recorded investment	15,466,811,385	394,513,085	15,861,324,470

	2017
	Allowance for loans which are collectively assessed	Allowance for loans which are individually assessed	Total
	RMB	RMB	RMB

As of January 1	89,562,675	55,180,661	144,743,336
Provision for credit losses	252,549,185	54,203,766	306,752,951
Charge-offs	(512,116)	(10,648,085)	(11,160,201)
Recoveries	-	-	-

As of December 31	341,599,744	98,736,342	440,336,086

Net loans principal, interest and financing service fee receivables	16,065,757,967	195,409,990	16,261,167,957

Recorded investment	16,407,357,711	294,146,332	16,701,504,043

Schedule of aging of past-due loan principal and financing service fee receivables

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2018.

	Total current	1–30 days past due	31–90 days past due	91–180 days past due	>180 days past due	Total loans	Total non-accrual	90 days past due and accruing
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables	12,929,493,099	1,031,203,259	1,484,689,974	159,343,805	256,594,333	15,861,324,470	415,938,138	-

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2017.

	Total current	1–30 days past due	31–90 days past due	91–180 days past due	>180 days past due	Total loans	Total non-accrual	90 days past due and accruing
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables	15,477,867,781	723,143,029	206,346,901	136,276,334	157,869,998	16,701,504,043	294,146,332	-

Schedule of summary of Impaired loans
		Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

As of December 31,2018	417,625,050	415,938,138	358,477,762	57,460,376	157,157,377

As of December 31,2017	299,550,322	294,146,332	242,037,110	52,109,222	98,736,342

	Year ended December 31,
	2017		2018
	Average recorded investment(i)	Interest and fees income recognized(ii)	Average recorded investment(i)	Interest and fees income recognized(ii)
	RMB	RMB	RMB	RMB

Impaired loans	193,518,814	19,502,728	335,515,156	26,786,527

(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fee recognized related to impaired loans. All the amounts are recognized on cash basis.